SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund

Supplement dated October 14, 2014
to the Class A Shares Prospectus (the "Prospectus") dated January 31, 2014, as previously supplemented on July 7, 2014 and October 3, 2014

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Equity Fund.

Change in Sub-Advisers for the International Equity Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the International Equity Fund, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Blackcrane Capital, LLC	Daniel Y. Kim, CFA	Since 2014	Chief Executive Officer, Chief Investment Officer
	Aaron J. Bower, CFA	Since 2014	Associate Portfolio Manager

In addition, under the heading "International Equity Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

Blackcrane Capital, LLC: Blackcrane Capital, LLC (Blackcrane), located at 1181 NE 1st Street, Suite 303, Bellevue, WA 98005, serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. The professionals primarily responsible for the day-to-day management of the portion of the assets of the International Equity Fund allocated to Blackcrane are Daniel Y. Kim, CFA and Aaron J. Bower, CFA. Mr. Kim serves as Chief Executive Officer and Chief Investment Officer at Blackcrane and oversees overall portfolio construction as well as investment strategy at the firm. Prior to founding Blackcrane in 2012, Mr. Kim served as Portfolio Manager and Director of Research at Mastholm Asset Management, LLC, where he was employed from 2004 to 2012. Mr. Kim has over 11 years of industry experience. Mr. Bower serves as Associate Portfolio Manager and Chief Compliance Officer at Blackcrane and is responsible for generating investment research and financial earnings models. Prior to joining Blackcrane in 2012, Mr. Bower was a Partner and Investment Analyst at Mastholm Asset Management, LLC from 2005 to 2012. Mr. Bower has 8 years of industry experience.

There are no other changes in the portfolio management of the International Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-906 (10/14)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund

Supplement dated October 14, 2014
to the Class I Shares Prospectus (the "Prospectus") dated January 31, 2014, as previously supplemented on July 7, 2014 and October 3, 2014

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Equity Fund.

Change in Sub-Advisers for the International Equity Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the International Equity Fund, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Blackcrane Capital, LLC	Daniel Y. Kim, CFA	Since 2014	Chief Executive Officer, Chief Investment Officer
	Aaron J. Bower, CFA	Since 2014	Associate Portfolio Manager

In addition, under the heading "International Equity Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

Blackcrane Capital, LLC: Blackcrane Capital, LLC (Blackcrane), located at 1181 NE 1st Street, Suite 303, Bellevue, WA 98005, serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. The professionals primarily responsible for the day-to-day management of the portion of the assets of the International Equity Fund allocated to Blackcrane are Daniel Y. Kim, CFA and Aaron J. Bower, CFA. Mr. Kim serves as Chief Executive Officer and Chief Investment Officer at Blackcrane and oversees overall portfolio construction as well as investment strategy at the firm. Prior to founding Blackcrane in 2012, Mr. Kim served as Portfolio Manager and Director of Research at Mastholm Asset Management, LLC, where he was employed from 2004 to 2012. Mr. Kim has over 11 years of industry experience. Mr. Bower serves as Associate Portfolio Manager and Chief Compliance Officer at Blackcrane and is responsible for generating investment research and financial earnings models. Prior to joining Blackcrane in 2012, Mr. Bower was a Partner and Investment Analyst at Mastholm Asset Management, LLC from 2005 to 2012. Mr. Bower has 8 years of industry experience.

There are no other changes in the portfolio management of the International Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-907 (10/14)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund

Supplement dated October 14, 2014
to the Statement of Additional Information (the "SAI") dated January 31, 2014, as previously supplemented on July 7, 2014 and October 3, 2014

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Equity Fund.

Change in Sub-Advisers

Under the heading "The Sub-Advisers," in the section entitled "The Adviser and Sub-Advisers," the following paragraph is hereby added in the appropriate order thereof:

BLACKCRANE CAPITAL, LLC—Blackcrane Capital, LLC ("Blackcrane"), located at 11811 NE 1st Street, Suite 303, Bellevue, WA 98005, serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. Blackcrane is a limited liability company incorporated in Washington State in 2012. Blackcrane is currently 64.1% owned by active employees. 5.9% is owned by passive investors. The remaining 30% is owned by a strategic partner, Northern Lights Capital Group, LLC.

In addition, under the heading "Portfolio Management," in the section entitled "The Adviser and Sub-Advisers," the following paragraph is hereby added in the appropriate order thereof:

Blackcrane

Compensation. SIMC pays Blackcrane a fee based on the assets under management of the International Equity Fund as set forth in the investment sub-advisory agreement between Blackcrane and SIMC. Blackcrane pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Equity Fund. The following information relates to the period ended July 31, 2014.

Blackcrane's portfolio managers earn a competitive salary and are eligible for discretionary bonuses. Bonuses reflect the performance of the firm, the product and the individual's performance with regard to investment results, client retention and new clients. All senior members of the firm are all also owners, and are able to participate in profit distributions by the firm.

Ownership of Fund Shares. As of July 31, 2014, Blackcrane's portfolio managers did not beneficially own any shares of the International Equity Fund.

Other Accounts. As of July 31, 2014, in addition to the International Equity Fund, the portfolio managers were also responsible for the management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Daniel Y. Kim, CFA	0	$0	1		$2.76	1	$0.28
	0	$0	1	*	$2.76	0	$0
Aaron J. Bower, CFA	0	$0	1		$2.76	1	$0.28
	0	$0	1	*	$2.76	0	$0

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. Blackcrane manages both accounts that are charged a performance-based fee and accounts that are charged an asset-based fee. This causes the Company to face a potential conflict of interest, as Blackcrane has an incentive to favor accounts for which the Company receives a performance based fee. Further, some accounts have differing percentage management fee levels; Blackcrane may have an incentive to favor higher fee accounts. To address this conflict, Blackcrane has implemented procedures to ensure investment opportunities and trading allocations are distributed fairly.

The firm will ensure aggregated trades do not favor one advisory client over any other client—each client account participating receives an average share price and pays its pro-rata share of brokerage costs. Blackcrane prepares an allocation statement before each order specifying the participating client accounts and how the order would be allocated. Partially filled orders will be allocated on a pro-rata basis based on the allocation statement. In Blackcrane's order reconciliation process, the firm will also review allocations between client accounts to ensure the allocation statement was correctly followed.

Certain clients or groups of clients may trade, aggregate their trades, or receive orders separately from other clients due to regulatory restrictions, specific client restrictions, or due to the nature of the account. Investment opportunities will normally be allocated on a pro rata basis, but in the event an unusual circumstance arises where priority in order entry or investment participation must be individually assigned to each different accounts (due to restrictions on trade aggregation or other circumstances), Blackcrane will use a pre-generated random, priority assignment for client accounts. A priority sheet will be generated on an annual basis using a random number generator and signed off by the Compliance Officer. The sheet may be updated or regenerated more frequently as necessitated by new product or client additions.

Conflicts of interest may also arise from the personal securities transactions of employees. Blackcrane identifies, monitors, and addresses potential conflicts in this area through its Code of Ethics, which requires preapproval of trades and monitoring of trades and account statements.

There are no other changes in the portfolio management of the International Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-908 (10/14)